UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06302

Cohen & Steers Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

COHEN & STEERS REALTY SHARES, INC.

Schedule of Investments

September 30, 2006 (Unaudited)

	Number
	of Shares	Value

COMMON STOCK 97.1%
DIVERSIFIED 6.7%
Colonial Properties Trust	172,900	$8,266,349
Cousins Properties	577,600	19,759,696
Crescent Real Estate Equities Co.	594,100	12,957,321
Vornado Realty Trust	1,623,274	176,936,866
		217,920,232
HEALTH CARE 2.2%
Health Care REIT	63,700	2,548,637
Nationwide Health Properties	594,700	15,902,278
Ventas	1,224,500	47,192,230
Windrose Medical Properties Trust	338,200	5,979,376
		71,622,521
HOTEL 9.1%
Hilton Hotels Corp.	2,344,300	65,288,755
Host Hotels & Resorts	5,592,200	128,229,146
Starwood Hotels & Resorts Worldwide	1,139,300	65,156,567
Strategic Hotels & Resorts	1,717,600	34,145,888
		292,820,356
INDUSTRIAL 5.5%
AMB Property Corp.	1,102,300	60,747,753
ProLogis	2,070,401	118,137,081
		178,884,834

	Number
	of Shares	Value

OFFICE 25.6%
Alexandria Real Estate Equities	676,751	$63,479,244
BioMed Realty Trust	1,449,900	43,989,966
Boston Properties	1,480,800	153,025,872
Brandywine Realty Trust	202,498	6,591,310
Brookfield Properties Corp.	3,441,650	121,559,078
Equity Office Properties Trust	5,733,914	227,980,421
Kilroy Realty Corp.	378,000	28,478,520
Mack-Cali Realty Corp.	964,637	49,968,196
Maguire Properties	988,900	40,287,786
Reckson Associates Realty Corp.	1,094,300	46,836,040
SL Green Realty Corp.	424,700	47,438,990
		829,635,423
OFFICE/INDUSTRIAL 2.4%
EastGroup Propterties	175,000	8,725,500
Liberty Property Trust	1,452,200	69,400,638
		78,126,138
RESIDENTIAL 26.1%
APARTMENT 25.3%
Apartment Investment & Management Co.	1,879,000	102,236,390
Archstone-Smith Trust	2,388,200	130,013,608
AvalonBay Communities	1,332,029	160,376,292
BRE Properties	1,601,600	95,663,568
Camden Property Trust	478,400	36,363,184
Equity Residential	3,434,180	173,700,824
Essex Property Trust	526,300	63,892,820
GMH Communities Trust	612,900	7,734,798
Post Properties	995,675	47,314,476
		817,295,960
MANUFACTURED HOME 0.8%
Sun Communities	812,200	25,957,912
TOTAL RESIDENTIAL		843,253,872

	Number
	of Shares	Value

SELF STORAGE 5.1%
Extra Space Storage	909,000	$15,734,790
Public Storage	1,642,513	141,239,693
U-Store-It Trust	372,900	8,002,434
		164,976,917
SHOPPING CENTER 14.4%
COMMUNITY CENTER 4.3%
Developers Diversified Realty Corp.	572,800	31,939,328
Federal Realty Investment Trust	937,000	69,619,100
Inland Real Estate Corp.	419,200	7,344,384
Tanger Factory Outlet Centers	905,900	32,268,158
		141,170,970
REGIONAL MALL 10.1%
CBL & Associates Properties	455,500	19,090,005
General Growth Properties	1,322,700	63,026,655
Macerich Co.	884,600	67,548,056
Mills Corp.	660,057	11,029,553
Simon Property Group	1,680,900	152,323,158
Taubman Centers	294,463	13,080,046
		326,097,473
TOTAL SHOPPING CENTER		467,268,443
TOTAL COMMON STOCK (Identified cost—$1,756,914,236)		3,144,508,736

		Principal
		Amount	Value
COMMERCIAL PAPER 3.0%
San Paolo U.S. Finance Co., 4.15%, due 10/2/06 (Identified cost—$96,427,883)		$96,439,000	$96,427,883

TOTAL INVESTMENTS (Identified cost—$1,853,342,119)	100.1%		3,240,936,619

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)%		(1,855,488)

NET ASSETS (Equivalent to $88.88 per share based on 36,442,225 shares of common stock outstanding)	100.0%		$3,239,081,131

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the fund.

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ Jay J. Chen
	Name: Adam M. Derechin			Name: Jay J. Chen
	Title:	President and principal executive officer		Title:	Treasurer and principal financial officer

Date: November 20, 2006